Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Small/Mid Cap Value Fund
(the “Fund”)
Supplement dated April 17, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated
December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved certain changes to the Fund’s name, principal investment strategy and performance benchmark. The Fund’s current investment objective to seek long-term capital appreciation will not change. After the close of business on June 20, 2025 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Small/Mid Cap Equity Fund.”
After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity securities issued by small- and mid-cap companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth.
The Fund’s benchmark will change from the Russell 2500® Value Index to the Russell 2500® Index.
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and will result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.
In light of these changes, Greg Tuorto will become a portfolio manager for the Fund. Robert Crystal will continue to manage the Fund. Sean Greely will no longer serve as a portfolio manager for the Fund.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Small/Mid Cap Value Fund” are replaced with “GS Small/Mid Cap Equity Fund.”
The following replaces in its entirety the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-and mid-cap companies. Small-cap and mid-cap companies are companies with relatively small and middle market capitalizations, respectively. As of December 1, 2024, small and mid-cap issuers generally have public stock market capitalizations between $10 million and $37 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small and mid-cap issuer capitalization range at the time of investment.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be positioned for long-term growth. Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in companies that only recently began to trade publicly.
The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid-cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations.
The Investment Adviser measures the Fund’s performance against the Russell 2500® Index.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is replaced in its entirety by the following:
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:
Initial Public Offering Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Through June 20, 2025, the Fund had been known as the Goldman Sachs Small/Mid Cap Value Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 37 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Through June 20, 2025, the Fund had been known as the Goldman Sachs Small/Mid Cap Value Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
The following is added as a new row for each share class in the table under “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance—Average Annual Total Return” in the Prospectuses and under “Performance—Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	Since Inception
Russell 2500® Index	17.42%	11.67%	8.68%

Class A C Inst Inv R R6 Shares | Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Small/Mid Cap Value Fund
(the “Fund”)
Supplement dated April 17, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated
December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved certain changes to the Fund’s name, principal investment strategy and performance benchmark. The Fund’s current investment objective to seek long-term capital appreciation will not change. After the close of business on June 20, 2025 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Small/Mid Cap Equity Fund.”
After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity securities issued by small- and mid-cap companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth.
The Fund’s benchmark will change from the Russell 2500® Value Index to the Russell 2500® Index.
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and will result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.
In light of these changes, Greg Tuorto will become a portfolio manager for the Fund. Robert Crystal will continue to manage the Fund. Sean Greely will no longer serve as a portfolio manager for the Fund.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Small/Mid Cap Value Fund” are replaced with “GS Small/Mid Cap Equity Fund.”
The following replaces in its entirety the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-and mid-cap companies. Small-cap and mid-cap companies are companies with relatively small and middle market capitalizations, respectively. As of December 1, 2024, small and mid-cap issuers generally have public stock market capitalizations between $10 million and $37 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small and mid-cap issuer capitalization range at the time of investment.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be positioned for long-term growth. Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in companies that only recently began to trade publicly.
The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid-cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations.
The Investment Adviser measures the Fund’s performance against the Russell 2500® Index.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is replaced in its entirety by the following:
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:
Initial Public Offering Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Through June 20, 2025, the Fund had been known as the Goldman Sachs Small/Mid Cap Value Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 37 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
The following is added as a new row for each share class in the table under “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance—Average Annual Total Return” in the Prospectuses and under “Performance—Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	Since Inception
Russell 2500® Index	17.42%	11.67%	8.68%

Class P Shares | Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Small/Mid Cap Value Fund
(the “Fund”)
Supplement dated April 17, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated
December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved certain changes to the Fund’s name, principal investment strategy and performance benchmark. The Fund’s current investment objective to seek long-term capital appreciation will not change. After the close of business on June 20, 2025 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Small/Mid Cap Equity Fund.”
After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity securities issued by small- and mid-cap companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth.
The Fund’s benchmark will change from the Russell 2500® Value Index to the Russell 2500® Index.
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and will result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.
In light of these changes, Greg Tuorto will become a portfolio manager for the Fund. Robert Crystal will continue to manage the Fund. Sean Greely will no longer serve as a portfolio manager for the Fund.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Small/Mid Cap Value Fund” are replaced with “GS Small/Mid Cap Equity Fund.”
The following replaces in its entirety the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-and mid-cap companies. Small-cap and mid-cap companies are companies with relatively small and middle market capitalizations, respectively. As of December 1, 2024, small and mid-cap issuers generally have public stock market capitalizations between $10 million and $37 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small and mid-cap issuer capitalization range at the time of investment.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be positioned for long-term growth. Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in companies that only recently began to trade publicly.
The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid-cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations.
The Investment Adviser measures the Fund’s performance against the Russell 2500® Index.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is replaced in its entirety by the following:
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
In the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:
Initial Public Offering Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Through June 20, 2025, the Fund had been known as the Goldman Sachs Small/Mid Cap Value Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
The following is added as a new row for each share class in the table under “Goldman Sachs Small/Mid Cap Value Fund—Summary—Performance—Average Annual Total Return” in the Prospectuses and under “Performance—Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	Since Inception
Russell 2500® Index	17.42%	11.67%	8.68%